Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
July 31, 2022
XS4-NPRT1-0922
1.968035.108
Common Stocks - 101.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Entertainment - 2.0%
Capcom Co. Ltd.	900,000	25,017,777
Interactive Media & Services - 1.9%
Dip Corp.	175,000	4,700,868
Ziff Davis, Inc. (a)	225,000	18,425,250
		23,126,118
Media - 0.5%
Emerald Holding, Inc. (a)(b)	1,923,000	6,057,450
TOTAL COMMUNICATION SERVICES		54,201,345
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 2.6%
Adient PLC (a)	500,000	16,890,000
Patrick Industries, Inc.	250,000	15,180,000
		32,070,000
Diversified Consumer Services - 2.9%
Adtalem Global Education, Inc. (a)	501,282	20,101,408
OneSpaWorld Holdings Ltd. (a)	750,000	5,407,500
Perdoceo Education Corp. (a)	750,000	10,275,000
		35,783,908
Household Durables - 6.4%
Helen of Troy Ltd. (a)	85,000	11,372,150
LGI Homes, Inc. (a)	325,000	36,660,000
Tempur Sealy International, Inc.	1,150,000	31,602,000
		79,634,150
Multiline Retail - 1.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	250,000	14,737,500
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)	75,000	7,767,750
Rent-A-Center, Inc.	500,000	11,765,000
Winmark Corp.	30,000	6,664,500
		26,197,250
TOTAL CONSUMER DISCRETIONARY		188,422,808
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	50,000	3,385,000
Performance Food Group Co. (a)	400,000	19,884,000
		23,269,000
Food Products - 1.0%
Lamb Weston Holdings, Inc.	100,000	7,966,000
TreeHouse Foods, Inc. (a)	100,000	4,342,000
		12,308,000
TOTAL CONSUMER STAPLES		35,577,000
ENERGY - 3.8%
Energy Equipment & Services - 1.2%
ShawCor Ltd. Class A (a)	1,500,000	6,817,383
Total Energy Services, Inc.	1,343,430	8,088,591
		14,905,974
Oil, Gas & Consumable Fuels - 2.6%
Brigham Minerals, Inc. Class A	1,200,000	31,860,000
TOTAL ENERGY		46,765,974
FINANCIALS - 15.0%
Banks - 4.3%
BOK Financial Corp.	125,000	11,003,750
Cullen/Frost Bankers, Inc.	100,000	13,040,000
First Hawaiian, Inc. (b)	750,000	19,117,500
PacWest Bancorp	350,000	9,810,500
		52,971,750
Capital Markets - 0.7%
BrightSphere Investment Group, Inc.	500,000	9,455,000
Consumer Finance - 2.3%
FirstCash Holdings, Inc.	394,300	28,886,418
Diversified Financial Services - 1.3%
Cannae Holdings, Inc. (a)	750,000	15,832,500
Insurance - 6.4%
Assurant, Inc.	70,000	12,304,600
Enstar Group Ltd. (a)	97,900	19,376,368
First American Financial Corp.	600,000	34,800,000
Primerica, Inc.	100,000	12,869,000
		79,349,968
TOTAL FINANCIALS		186,495,636
HEALTH CARE - 14.0%
Biotechnology - 2.3%
Blueprint Medicines Corp. (a)	75,000	3,829,500
Cerevel Therapeutics Holdings (a)(b)	212,500	5,586,625
Erasca, Inc.	491,100	3,702,894
Exelixis, Inc. (a)	381,800	7,987,256
Instil Bio, Inc. (a)	431,500	2,433,660
Keros Therapeutics, Inc. (a)	42,419	1,360,802
Mirati Therapeutics, Inc. (a)	63,300	4,076,520
		28,977,257
Health Care Equipment & Supplies - 1.7%
Envista Holdings Corp. (a)	450,000	18,292,500
Utah Medical Products, Inc.	32,219	2,942,883
		21,235,383
Health Care Providers & Services - 6.1%
AdaptHealth Corp. (a)	300,000	6,633,000
Owens & Minor, Inc.	700,000	24,787,000
Premier, Inc.	600,000	23,076,000
R1 Rcm, Inc. (a)	850,000	21,250,000
		75,746,000
Life Sciences Tools & Services - 3.2%
Syneos Health, Inc. (a)	500,000	39,570,000
Pharmaceuticals - 0.7%
Arvinas Holding Co. LLC (a)	86,000	4,567,460
Prestige Brands Holdings, Inc. (a)	70,000	4,221,700
		8,789,160
TOTAL HEALTH CARE		174,317,800
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.2%
Rheinmetall AG	10,000	1,827,936
Commercial Services & Supplies - 1.9%
Cimpress PLC (a)	315,975	12,699,035
The Brink's Co.	200,000	11,388,000
		24,087,035
Marine - 0.3%
Eagle Bulk Shipping, Inc.	75,000	3,969,750
Professional Services - 6.9%
ASGN, Inc. (a)	150,000	15,564,000
BGSF, Inc. (b)	4,124	53,653
Insperity, Inc.	175,000	19,204,500
Kforce, Inc.	450,000	29,632,500
Persol Holdings Co. Ltd.	1,000,000	20,701,787
		85,156,440
Road & Rail - 2.8%
TFI International, Inc. (b)	225,000	22,484,250
TFI International, Inc. (Canada)	125,000	12,484,870
		34,969,120
Trading Companies & Distributors - 5.0%
Beacon Roofing Supply, Inc. (a)(b)	700,000	42,014,000
Univar Solutions, Inc. (a)	750,000	20,280,000
		62,294,000
TOTAL INDUSTRIALS		212,304,281
INFORMATION TECHNOLOGY - 15.2%
Electronic Equipment & Components - 5.5%
Insight Enterprises, Inc. (a)	450,000	42,034,501
TD SYNNEX Corp.	125,000	12,552,500
TTM Technologies, Inc. (a)	1,000,000	13,530,000
		68,117,001
IT Services - 6.4%
Computer Services, Inc.	600,000	22,950,000
Concentrix Corp.	248,100	33,185,856
Genpact Ltd.	375,000	18,030,000
Tucows, Inc. (a)(b)	125,000	5,783,750
		79,949,606
Semiconductors & Semiconductor Equipment - 3.1%
Cirrus Logic, Inc. (a)	195,200	16,681,792
Ichor Holdings Ltd. (a)(b)	700,000	21,882,000
		38,563,792
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)(b)	41,666	2,251,214
TOTAL INFORMATION TECHNOLOGY		188,881,613
MATERIALS - 5.3%
Chemicals - 3.1%
Valvoline, Inc.	1,200,000	38,664,000
Construction Materials - 1.9%
Eagle Materials, Inc.	15,000	1,896,750
RHI Magnesita NV	350,000	9,598,700
Wienerberger AG	550,000	12,614,141
		24,109,591
Metals & Mining - 0.3%
ERO Copper Corp. (a)	350,000	3,462,965
TOTAL MATERIALS		66,236,556
REAL ESTATE - 7.6%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Corporate Office Properties Trust (SBI)	100,000	2,815,000
Douglas Emmett, Inc.	1,100,000	26,004,000
iStar Financial, Inc. (b)	500,000	8,355,000
		37,174,000
Real Estate Management & Development - 4.6%
Cushman & Wakefield PLC (a)(b)	2,000,000	33,600,000
Jones Lang LaSalle, Inc. (a)	125,000	23,833,750
		57,433,750
TOTAL REAL ESTATE		94,607,750
UTILITIES - 1.4%
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	375,000	17,178,750
TOTAL COMMON STOCKS (Cost $1,088,110,281)		1,264,989,513

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	32,617,580	32,624,103
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	60,788,506	60,794,584
TOTAL MONEY MARKET FUNDS (Cost $93,418,687)		93,418,687

TOTAL INVESTMENT IN SECURITIES - 109.4% (Cost $1,181,528,968)	1,358,408,200
NET OTHER ASSETS (LIABILITIES) - (9.4)%	(116,360,652)
NET ASSETS - 100.0%	1,242,047,548

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	26,282,304	74,853,057	68,511,258	34,043	-	-	32,624,103	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	36,691,544	114,641,330	90,538,290	14,225	-	-	60,794,584	0.2%
Total	62,973,848	189,494,387	159,049,548	48,268	-	-	93,418,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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